OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2020	2019
Pension benefit obligations	$49,822	$40,490
Other	13,514	20,512
Total other liabilities	$63,336	$61,002

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2020	2019
Reconciliation of plan assets:
Plan assets, beginning of year	$2,594	$2,363
Employer contributions	2,800	862
Benefit payments	(2,570)	(643)
Administrative expenses	(115)	(109)
Interest on assets	77	93
Net return on assets excluding interest	(77)	(93)
Effect of exchange rate changes	59	121
Plan assets, end of year	$2,768	$2,594

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$29,336	$23,032
Current service cost	12,827	1,020
Benefit payments	(2,570)	(672)
Interest cost	809	889
Actuarial losses arising from changes in economic assumptions	1,861	1,989
Actuarial losses arising from changes in demographic assumptions	882	2,033
Actuarial gains arising from Plan experience	(321)	(251)
Effect of exchange rate changes	1,281	1,296
Defined benefit obligation, end of year	44,105	29,336
Net defined benefit liability, end of year	$41,337	$26,742

Schedule of components of Agnico Eagle's pension expense recognized in the consolidated statements of net income (loss)

	Year Ended December 31,
	2020	2019
Current service cost	$12,827	$1,020
Administrative expenses	115	109
Interest cost on defined benefit obligation	809	889
Interest on assets	(77)	(93)
Pension expense	$13,674	$1,925

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2020	2019
Actuarial losses relating to the defined benefit obligation	$2,584	$3,771
Net return on assets excluding interest	77	93
Total remeasurements of the net defined benefit liability	$2,661	$3,864

Schedule of significant assumptions used in measuring Executive Plan defined benefit obligations

	As at December 31,	As at December 31,
	2020	2019
Assumptions:
Discount rate - beginning of year	3.0%	3.8%
Discount rate - end of year	2.5%	3.0%

Schedule of significant assumptions used in measuring Company Retirement Program defined benefit obligations

	As at December 31,	As at December 31,
	2020	2019
Assumptions:
Discount rate - beginning of year	2.8%	3.5%
Discount rate - end of year	1.8%	2.8%
Range of mine closure dates	2026 - 2032	2026 - 2032
Termination of employment per annum	2.0% - 10.0%	0.5% - 3.3%

Schedule of significant assumptions used in measuring Company's defined benefit obligations for Mexico Plans

As at December 31,
2020
Assumptions:
Discount rate	5.5%
Range of mine closure dates	2023 - 2026

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2020
Change in assumption:
0.5% increase in discount rate	$(1,764)
0.5% decrease in discount rate	$1,915